INVENTORY (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of September 30, 2025 and December 31, 2024 were as follows:

	September 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Finished products	$282,871	$295,729
Raw materials, work in progress, and packaging materials	107,249	62,380
Crop growing costs	30,037	29,342
Agricultural and other operating supplies	28,706	42,717
Inventories, net of allowances	$448,863	$430,168